General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General (Details) [Line Items]
Outstanding shares percentage	75.00%
Description of reverse stock split	On July 3, 2025, the Company effected a one-for-twenty one (1-for-21) reverse share split of the issued and outstanding ordinary shares
Recurring operating losses	$ (87,154)	$ (74,975)
Cash and cash equivalents	4,591	1,540	$ 2,076	$ 3,574
Operating loss	(8,374)	(7,316)	(6,815)
Cash flows from operating activities	$ (4,137)	$ (5,104)	$ (5,887)
Major ordinary share transactions [member]
General (Details) [Line Items]
Description of reverse stock split	On February 5, 2026, the Company effected a one-for-nine (1-for-9) reverse share split (the “Fifth Reverse Share Split”) of the issued and outstanding ordinary shares